1
BNY Mellon Innovators ETF
Statement of Investments
May 31, 2025 (Unaudited)
Description Shares Value ($)
Common Stocks – 99.6%
Automobiles & Components – 1.8%
Tesla, Inc.
(a)
786 272,318
Capital Goods – 2.3%
Axon Enterprise, Inc.
(a)
474 355,671
Consumer Discretionary Distribution & Retail – 2.9%
Chewy, Inc., Class A
(a)
6,352 287,428
PDD Holdings, Inc., ADR
(a)
1,785 172,270
459,698
Consumer Durables & Apparel – 1.6%
Lululemon Athletica, Inc.
(a)
780 247,003
Consumer Services – 4.2%
Airbnb, Inc., Class A
(a)
1,525 196,725
DraftKings, Inc., Class A
(a)
4,816 172,798
Dutch Bros, Inc., Class A
(a)
3,852 278,114
647,637
Energy – 1.1%
Cactus, Inc., Class A 4,275 175,275
Financial Services – 1.7%
Block, Inc.
(a)
4,376 270,218
Food, Beverage & Tobacco – 3.2%
Celsius Holdings, Inc.
(a)
5,151 195,120
Freshpet, Inc.
(a)(b)
3,873 310,459
505,579
Health Care Equipment & Services – 14.7%
Align Technology, Inc.
(a)
1,274 230,518
DexCom, Inc.
(a)
2,594 222,565
Guardant Health, Inc.
(a)
4,929 200,216
Inspire Medical Systems, Inc.
(a)
2,464 340,525
Intuitive Surgical, Inc.
(a)
715 394,923
iRhythm Technologies, Inc.
(a)(b)
3,747 526,453
Privia Health Group, Inc.
(a)
6,492 147,758
PROCEPT BioRobotics Corp.
(a)(b)
1,065 61,770
TransMedics Group, Inc.
(a)(b)
1,377 175,044
2,299,772
Media & Entertainment – 16.2%
Alphabet, Inc., Class C 5,512 952,749
Liberty Media Corp.-Liberty Formula One, Class C
(a)
2,974 287,080
Netflix, Inc.
(a)
748 903,008
Pinterest, Inc., Class A
(a)
6,341 197,269
Reddit, Inc., Class A
(a)
1,655 185,939
2,526,045
Pharmaceuticals, Biotechnology & Life Sciences – 14.2%
Ascendis Pharma A/S, ADR
(a)
2,002 326,006
Crinetics Pharmaceuticals, Inc.
(a)(b)
2,332 71,149
Denali Therapeutics, Inc.
(a)
5,554 73,535
GRAIL, Inc.
(a)(b)
3,482 133,744
Insmed, Inc.
(a)
8,426 587,545
Natera, Inc.
(a)
1,774 279,813
Repligen Corp.
(a)
3,436 405,689
Twist Bioscience Corp.
(a)
4,124 120,833
Xenon Pharmaceuticals, Inc.
(a)
1,879 54,209

Statement of Investments
(continued)
See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 14.2% (continued)
Zoetis, Inc. 980 165,257
2,217,780
Real Estate Management & Development – 3.3%
CoStar Group, Inc.
(a)
7,010 515,656
Semiconductors & Semiconductor Equipment – 16.6%
Broadcom, Inc. 1,402 339,382
NVIDIA Corp. 16,708 2,257,752
2,597,134
Software & Services – 15.1%
Confluent, Inc., Class A
(a)
14,361 330,734
CyberArk Software Ltd.
(a)
767 293,592
Datadog, Inc., Class A
(a)
2,283 269,120
HubSpot, Inc.
(a)
182 107,362
Klaviyo, Inc., Class A
(a)
14,372 488,648
Monday.com Ltd.
(a)
1,141 339,436
Palantir Technologies, Inc., Class A
(a)
1,084 142,850
Shopify, Inc., Class A
(a)
3,624 388,565
2,360,307
Technology Hardware & Equipment – 0.7%
Pure Storage, Inc., Class A
(a)
1,932 103,536
Total Common Stocks (cost $10,513,070) 15,553,629
Investment Companies – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.28%
(c)(d)
(cost $72,740) 72,740 72,740
Investment of Cash Collateral for Securities Loaned – 0.9%
Registered Investment Companies – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.28%
(c)(d)
(cost $144,602) 144,602 144,602
Total Investments (cost $10,730,412) 101.0% 15,770,971
Liabilities, Less Cash and Receivables (1.0)% (150,184)
Net Assets 100.0% 15,620,787
ADR—American Depositary Receipt
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At May 31, 2025, the value of the fund’s securities on loan was $927,096 and the value of the collateral was $959,893, consisting of cash collateral of $144,602 and U.S. Government & Agency securities valued at $815,291. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(d)
The rate shown is the 1-day yield as of May 31, 2025.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. BNY Mellon Innovators ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated Quotation System
(“NASDAQ”) for which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of May 31, 2025 in valuing the fund’s investments:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)
Fair Value Measurements
Pursuant to a securities lending agreement with BNY Mellon each relevant fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY
Mellon ETF Investment Adviser, LLC, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of each relevant fund or credit each relevant fund with the market value of the unreturned securities and is subrogated to each relevant fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At May 31, 2025, accumulated net unrealized appreciation on investments was $5,040,559, consisting of gross appreciation of $5,698,968 and gross depreciation of $658,409.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Se curities:
†
Common Stocks 15,553,629 — — 15,553,629
Investment Companies 72,740 — — 72,740
Investment of Cash Collateral for Securities
Loaned 144,602 — — 144,602
15,770,971 — — 15,770,971
†
See Statement of Investments for additional detailed categorizations, if any.